SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 386,326,226	$ 482,106,383	$ 74,695,089
Incremental shares included in the diluted EPS	0	0	0
Non-vested restricted shares
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	40,464,927	47,183,592	47,581,632
Share Options
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	99,161,181	57,839,459	27,113,457
Convertible senior notes
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 246,700,118	$ 377,083,332